Cover	Jan. 02, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jan. 02, 2022
Entity File Number	001-40792
Entity Registrant Name	BTCS INC.
Entity Central Index Key	0001436229
Entity Tax Identification Number	90-1096644
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9466 Georgia Avenue #124
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	(202)
Local Phone Number	430-6576
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BTCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false